Commitments and Contingent Liabilities (Details) - Schedule of future minimum lease payments under operating leases $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of future minimum lease payments under operating leases [Abstract]
2020	$ 1,236
2021	1,181
2022	995
2023	283
2024	283
Thereafter	425
Total	$ 4,403